Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 21, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Apr. 21, 2017
Document Effective Date	Apr. 21, 2017
Prospectus Date	May 01, 2017
Arabesque Systematic USA Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	ASURX
Arabesque Systematic USA Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	ASUIX
Arabesque Systematic International Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	SYIRX
Arabesque Systematic International Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	SYIIX